Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule of Revenues from products and services, and gross profit
	For the Years Ended December 31,
	2019	2018
Segment revenue:
Packaged software products	$83,163	$-
Technical support plans	488,616	5,112,520
Software customization services	137,851	-
Total revenue from continued operations	709,630	5,112,520
Total revenue from discontinued operations	-	-

Gross profit	$466,686	$5,112,520